Derivatives Instruments (Credit Risk) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($) NumberOfDays	Dec. 31, 2018 CAD ($)
Credit Derivatives [Line Items]
Concentration Risk, maximum exposure	$ 1,119	$ 1,382
Total cash deposits/collateral on hand	101	103
Receivables, net
Credit Derivatives [Line Items]
Concentration Risk, maximum exposure	1,032	1,215
Credit Concentration Risk
Credit Derivatives [Line Items]
Concentration Risk, maximum exposure	860	1,035
Total cash deposits/collateral on hand	259	346
Credit Concentration Risk | Receivables, net
Credit Derivatives [Line Items]
Financial assets, considered to be past due	115	118
Fair Value, Financial assets, considered to be past due	$ 106	$ 107
Average number of days financial asset outstanding | NumberOfDays	71